Restructuring and Other Costs	12 Months Ended
Jun. 30, 2012
Restructuring and Other Costs

5. RESTRUCTURING AND OTHER COSTS

The Company has implemented plans to restructure certain operations, both domestically and internationally. The restructuring plans focused on various aspects of operations, including closing and consolidating certain manufacturing operations, rationalizing headcount and aligning operations in a strategic and more cost-efficient structure. In addition, we may incur restructuring charges in cases where a material change in the scope of operation with our business occurs.

The following table summarizes the significant costs recorded within restructuring costs:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Restructuring costs:
Employee-related reorganization(1)	$14.9	$6.7	$5.5

Asset impairments	2.9	0.6	3.8
Facility exit and other costs(2)	1.7	5.2	8.4

Total restructuring costs	$19.5	$12.5	$17.7

(1)	Employee-related costs consist primarily of severance costs outplacement services provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs and costs associated with planned facility expansions and closures to streamline our operations.